JPMorgan U.S. Small Company Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan U.S. Small Company Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 640
Expense Example, No Redemption, 3 Years	889
Expense Example, No Redemption, 5 Years	1,157
Expense Example, No Redemption, 10 Years	1,922
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	547
Expense Example, No Redemption, 5 Years	948
Expense Example, No Redemption, 10 Years	1,925
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	306
Expense Example, No Redemption, 5 Years	533
Expense Example, No Redemption, 10 Years	$ 1,187